Long-term debt - Components of long-term debt (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 2,752,900,000	$ 2,414,935,000
Less current maturities	(41,362,000)	(13,727,000)
Long-term debt (note 8)	2,711,538,000	2,401,208,000
Debt discounts and deferred financing fees	26,700,000	28,300,000
$700 million at 5.125% due October 15, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	700,000,000
Total long-term debt	$ 697,434,000	696,104,000
$700 million at 5.125% due October 15, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.125%
$700 million at 5.25% due December 15, 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 700,000,000
Total long-term debt	$ 696,996,000	696,395,000
$700 million at 5.25% due December 15, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%
$600 million at 6.25% due March 15, 2032
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 600,000,000
Total long-term debt	$ 586,925,000	585,562,000
$600 million at 6.25% due March 15, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.25%
$300 million at 5.65% due December 1, 2044
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 300,000,000
Total long-term debt	$ 295,938,000	295,820,000
$300 million at 5.65% due December 1, 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.65%
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 2,277,293,000	2,273,881,000
Term Loan A
Disclosure of detailed information about borrowings [line items]
Total long-term debt	347,933,000	0
5.58% due June 30, 2031
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 43,392,000	49,450,000
5.58% due June 30, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.58%
5.35% due September 30, 2033
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 53,644,000	59,138,000
5.35% due September 30, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.35%
5.21% due September 15, 2036
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 30,638,000	32,466,000
5.21% due September 15, 2036 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.21%
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 127,674,000	$ 141,054,000